Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

(A)	Accounts Payable – Related Party

As of March 31, 2013 and December 31, 2012 the Company had accounts payable due to board members and companies owned by board members of $234,463 and $200,759. During the period April 8, 2010 through March 31, 2013, management and board members have been loaning money to the Company, paying expenses on behalf of the Company and deferring consulting fees.

(B)	Related Party Consulting Services

The Company incurred consulting expenses to a company that is owned by a board member, and for the period ending March 31, 2013 and March 31, 2012 the amounts were $37,500 and $37,500 respectively.

(C)	Notes Payable – Related Parties

The Company executed various promissory notes to related parties since inception. No new notes were issued for the period ending March 31, 2013.

The notes had the following range of terms:

●	Maturing in 3 months to 1 year;

●	Non-interest bearing

●	Unsecured

●	Default interest rate at 6%, per annum;

During the period/year ended March 31, 2013 and December 31,2012, the Company repaid $975 and $7,933 respectively leaving a balance of $75,899 and $76,874 respectively.

The Company is currently in default on several of these notes.

Debt under these obligations at March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013	December 31, 2012

Notes payable	$75,899	$76,874
Less: Current maturities	(75,899)	(76,874)
Notes payable, net of Current maturities	$-	$-